Revenue - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Contract assets	$ 626	$ 626
Contract liabilities	36	51
Other current assets [Member]
Disaggregation Of Revenue [Line Items]
Contract assets	600	600
Other current liabilities [Member]
Disaggregation Of Revenue [Line Items]
Contract liabilities	$ 100	$ 100